Fees Summary	May 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	53,585.00
Total Offset Amount	3,993.53
Net Fee	$ 49,591.47
Final Prospectus	false